Summary of Significant Accounting Policies and Estimates (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies and Estimates [Abstract]
Comprehensive loss	$ (33,769)	$ (11,887)	$ (15,042)
Note receivable from a customer	101
Annual interest rate of note receivable	5.00%
Revenue recognition period	3 years
Advertising costs	$ 1	$ 6	$ 80
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated life	10 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Customer [Member] | Customer One [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	22.00%	25.00%
Customer [Member] | Customer One [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage	12.00%	19.00%	14.00%
Customer [Member] | Customer Two [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%	17.00%
Customer [Member] | Customer Two [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage		10.00%	13.00%
Customer [Member] | Customer Three [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage			12.00%
Customer [Member] | Customer Four [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage			11.00%